Condensed Statement of Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net profit (loss)	$ (7,763)	(47,003)	57,656	45,939	$ (7,965)	(48,226)	56,324	18,444
Other comprehensive loss, net of tax:
Foreign currency translation adjustments, net of tax	(4,166)	(25,222)	(2,588)	(56,253)	(3,528)	(21,357)	(3,942)	(58,759)
Comprehensive (loss) income	(11,929)	(72,225)	55,068	(10,314)	(11,493)	(69,583)	52,382	(40,315)
Comprehensive (loss) income attributable to the Company's ordinary shareholders	$ (12,131)	(73,448)	53,736	(37,809)	$ (11,493)	(69,583)	52,382	(40,315)